Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Accounting policy
The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events prior to the filling date for issuance as long as they have a significant impact of the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed. Adjustments and disclosures are made up to the date on which the consolidated financial statements are approved and authorized for issuance by the Supervisory Board.

Detail of subsequent events
To the Company’s knowledge, there has been no significant event in the Company’s financial or commercial position since December 31, 2022.